CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Interest and dividend income:
Loans, including fees		¥ 1,030,802	¥ 988,236	¥ 982,402
Investments:
Interest		110,411	130,626	131,295
Dividends		79,600	74,673	72,052
Trading account assets		151,278	174,458	161,212
Call loans and funds sold		6,983	7,555	5,949
Receivables under resale agreements and securities borrowing transactions		53,007	33,379	36,281
Deposits		68,090	48,732	33,608
Total interest and dividend income		1,500,171	1,457,659	1,422,799
Interest expense:
Deposits		213,601	149,776	133,140
Trading account liabilities		21,031	31,402	30,746
Call money and funds purchased		7,830	7,545	7,664
Payables under repurchase agreements and securities lending transactions		66,579	36,641	36,906
Other short-term borrowings		6,791	7,490	12,120
Long-term debt		179,575	179,128	180,989
Total interest expense		495,407	411,982	401,565
Net interest income		1,004,764	1,045,677	1,021,234
Provision (credit) for loan losses (Notes 4 and 5)		34,560	(60,223)	(126,230)
Net interest income after provision (credit) for loan losses		970,204	1,105,900	1,147,464
Noninterest income:
Fee and commission income (Note 25)		742,953	715,657	675,763
Foreign exchange gains (losses)-net (Note 26)	[1]	113,553	(34,520)	25,631
Trading account gains (losses)-net (Note 26)		559,139	689,959	(59,687)
Investment gains (losses)-net (Note 3)		263,793	271,174	237,556
Equity in earnings (losses) of equity method investees-net		28,969	17,502	27,975
Gains on disposal of premises and equipment		10,223	2,754	10,460
Other noninterest income (Note 22)		165,264	138,689	165,136
Total noninterest income		1,883,894	1,801,215	1,082,834
Noninterest expenses:
Salaries and employee benefits (Note 20)		633,557	605,454	586,737
General and administrative expenses		548,027	530,365	486,772
Impairment of goodwill (Note 7)		6,222		3,792
Occupancy expenses		195,898	189,004	172,566
Fee and commission expenses		146,107	134,395	122,419
Provision (credit) for losses on off-balance-sheet instruments (Note 23)		(16,447)	(2,827)	12,095
Other noninterest expenses (Notes 4 and 22)		144,129	183,071	119,574
Total noninterest expenses		1,657,493	1,639,462	1,503,955
Income before income tax expense		1,196,605	1,267,653	726,343
Income tax expense (Note 19)		346,542	437,420	226,108
Net income		850,063	830,233	500,235
Less: Net income (loss) attributable to noncontrolling interests		(429)	27,185	1,751
Net income attributable to MHFG shareholders		¥ 850,492	¥ 803,048	¥ 498,484
Earnings per common share (Note 18):
Basic net income per common share		¥ 34.19	¥ 32.75	¥ 20.33
Diluted net income per common share		¥ 33.50	¥ 31.64	¥ 19.64

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.